Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities

The Company classified their financial assets and liabilities as follows:

	December 31, 2024		December 31, 2023
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,447,166	Ps.	1,220,471
Short term bank deposits (1)		3,058,691		—
Sundry debtors		95,058		11,020

	December 31, 2024		December 31, 2023
Financial liabilities at amortized cost:
Debt with related parties	Ps.	—	Ps.	4,340,452
Accounts payable and accrued expenses		341,828		322,959
Suppliers		8,835,875		7,126,089
Debt		1,033,458		1,321,455
Lease liabilities		8,165,490		6,244,222

(1)
As of December 31, 2024, the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.2,621,393 (US$150,000,000). In addition, the Company recognized an accrued interest of Ps. 79,183 in profit or loss (See Note 19).

Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs

In addition, the estimated carrying amount and fair value of the liabilities measured at amortized costs as of December 31, are as follows:

		December 31, 2024				December 31, 2023 (1)
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and third parties (1)	Ps.	—	Ps.	—	Ps.	4,790,168	Ps.	4,798,894

(1)
The estimated fair value of debt to related parties and debt to third parties was estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.